Classification of Deferred Income Tax (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Current deferred income tax asset	10,567	13,022
Non-current deferred income tax asset	77,497	67,671
Current deferred income tax liability	(1,133)	(723)
Non-current deferred income tax liability	(100,798)	(53,231)
Net deferred income tax assets	(13,867)	26,739